Other Intangible Assets, Other than Goodwill	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
Note 8.	Other Intangible Assets, Other than Goodwill

	December 31, 2015
		Weighted
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization
		(in thousands)

Amortized intangible assets:
Technology	$6,889	7 years	2,787
Patents	100	15 years	41
Total	$6,989		2,828

	December 31, 2016
		Weighted
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization

		(in thousands)

Amortized intangible assets:
Technology	$6,889	7 years	3,771
Patents	100	15 years	48
Total	$6,989		3,819

Amortization expense for the years ended December 31, 2014, 2015 and 2016 was $953 thousand, $852 thousand and $991 thousand, respectively. Estimated amortization expense for the next five years is $991 thousand in 2017 and 2018, $602 thousand in 2019, and $214 thousand in 2020 and 2021.